UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:

  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Apollo Equity Management, Inc.
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number: 028-13271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Title:         President and CEO
Phone:         212-741-1092

Signature, Place, and Date of Signing:

/s/ Brandon Fradd                 New York, NY                 1/5/09
-----------------                 --------------              --------------
  [Signature]                     [City, State]                  [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                                  TITLE OFCUSIP        VALUE    SHARES  SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                    CLASS              (x$1000)   PRN  AMTPRN CALL DSCRETN  MANAGERS    SOLE   SHARED  NONE
-------------------------------------------------------------------------------------------------------------------- -----------
ADOLOR CORP                       COM     00724X102    2,439    263,680    SH      SOLE      N/A     263,680
ALFACELL CORP                     COM     015404106       32     14,376    SH      SOLE      N/A      14,376
ANTIGENICS INC DEL                COM     037032109      885    163,598    SH      SOLE      N/A     163,598
BIOENVISION INC                   COM     09059N100    1,112    152,703    SH      SOLE      N/A     152,703
BIOGEN IDEC INC                   COM     09062X103      878     25,500    SH      SOLE      N/A      25,500
CELGENE CORP                      COM     151020104    1,561     38,350    SH      SOLE      N/A      38,350
DENDREON CORP                     COM     24823Q107    3,354    641,290    SH      SOLE      N/A     641,290
DISCOVERY LABORATORIES INC        COM     254668106      871    119,450    SH      SOLE      N/A     119,450
ELAN CORP PLC-ADR                 COM     284131208      174     25,500    SH      SOLE      N/A      25,500
EMISPHERE TECHNOLOGIES INC        COM     291345106    1,400    348,305    SH      SOLE      N/A     348,305
FORBES MEDI-TECH INC              COM     344907100       50     28,000    SH      SOLE      N/A      28,000
ICOS CORP                         COM     449295104      426     20,120    SH      SOLE      N/A      20,120
INTERMUNE PHARMACEUTICALS INC     COM     45884X103    1,225     93,910    SH      SOLE      N/A      93,910
LIGAND PHARMACEUTICALS INC        CL B    53220K207    2,440    351,102    SH      SOLE      N/A     351,102
MARTEK BIOSCIENCES CORP           COM     572901106    1,018     26,830    SH      SOLE      N/A      26,830
NEKTAR THERAPEUTICS               COM     640268108      555     33,000    SH      SOLE      N/A      33,000
NEUROBIOLOGICAL TECHNOLOGIES      COM     64124W106      394    130,350    SH      SOLE      N/A     130,350
NEUROCHEM INC                     COM     64125K101    1,709    170,020    SH      SOLE      N/A     170,020
NITROMED INC                      COM     654798503      522     26,835    SH      SOLE      N/A      26,835
PHARMACYCLICS INC                 COM     716933106    3,436    457,499    SH      SOLE      N/A     457,499
RENOVIS INC                       COM     759885106      454     29,724    SH      SOLE      N/A      29,724
SPECTRUM PHARMACEUTICALS INC      COM     84763A108      425    101,126    SH      SOLE      N/A     101,126
VASOGEN INC                       COM     92232F103      459     93,789    SH      SOLE      N/A      93,789
VION PHARMACEUTICALS INC          COM     927624106      488    225,070    SH      SOLE      N/A     225,070

                                       24             26,307


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         24

Form 13F Information Table Value Total:         26,307
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE